Basis of Preparation (Detail: Text Values) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Adjustment of Impairment Methodology for Shipping Loans in the third quarter of 2017:
Impairment due to adjustment of parameters for shipping loans being assessed for impairment under a going concern or gone concern scenario, reflected in the allowance for credit losses	€ 70
Impairment due to revision of general haircut applied to shipping loans with gone concern exposures, reflected in the allowance for credit losses	36
Reclassification of home savings deposit in accordance with IFRS 9 from Provisions to Deposits in Consolidated Balance Sheet	€ 1,100	€ 1,100